INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Associate Undertakings (Details)	12 Months Ended
Dec. 31, 2022
Selina Real Estate 1, S.A.
Disclosure of associates [line items]
Ownership interest	30.00%
Selina Santa Teresa S.A.
Disclosure of associates [line items]
Ownership interest	30.00%
Leo Riders Limited
Disclosure of associates [line items]
Ownership interest	40.00%
Tze'elim Tourism Guest Rooms - Agricultural Cooperative Society Ltd
Disclosure of associates [line items]
Ownership interest	35.00%
Mantra by Selina Ltd.
Disclosure of associates [line items]
Ownership interest	50.01%